Business combinations - Acquisition of Levvel LLC - Narrative (Details) - Levvel LLC £ in Thousands	15 Months Ended
	Jun. 30, 2022	Apr. 01, 2021 GBP (£) employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee		172
Initial cash consideration		£ 39,364
Cash in escrow		2,219
Fair value of deferred consideration		1,744
Contingent consideration payment period	18 months
Fair value of contingent consideration		2,902
Restricted share unit
Disclosure of detailed information about business combination [line items]
Aggregate fair value of other equity instruments granted		£ 8,300
Maximum
Disclosure of detailed information about business combination [line items]
Vesting period	4 years
Minimum
Disclosure of detailed information about business combination [line items]
Vesting period	3 years